Note 24 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) R$ / shares in Units, t in Thousands, $ in Thousands, R$ in Millions, $ in Millions					12 Months Ended	36 Months Ended
	Oct. 09, 2018 USD ($)	Jul. 01, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 01, 2013 R$ / shares shares	Dec. 31, 2018 USD ($) t	Dec. 31, 2018 USD ($) t	Dec. 31, 2018 BRL (R$) t	Oct. 10, 2018 USD ($)	Oct. 10, 2018 BRL (R$)	Aug. 30, 2018 USD ($)	Aug. 30, 2018 MXN ($)	Jul. 07, 2016 USD ($)	Jan. 22, 2016 USD ($)
Equity in accordance with Luxembourg law [member]
Statement Line Items [Line Items]
Distributable retained earnings					$ 17,049,171	$ 17,049,171
Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					22.00%
Term of supply contract						25 years
Proportion of corporate guarantee covering obligations					22.00%	22.00%	22.00%
Confab [member] | Chubb [member]
Statement Line Items [Line Items]
Payments for settlement	$ 3,500
Settlement, amount ordered to pay								$ 23,200	R$ 89.8
Confab [member] | Veracel Celulose S.A. [member]
Statement Line Items [Line Items]
Settlement, amount ordered to pay, insurance deductible					$ 14,900	$ 14,900	R$ 57.8
Settlement, amount ordered to pay, damages					12,800	12,800	49.5
Tribunal de Contas da Uniao [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities					$ 7,000	7,000	R$ 27.0
Transportadora de Gas del Norte S.A. [member]
Statement Line Items [Line Items]
Term of supply contract					9 years
Purchase commitments					$ 40,100	40,100
Praxair S.A. [member]
Statement Line Items [Line Items]
Term of supply contract					14 years
Purchase commitments					$ 57,700	57,700
Graftech [member]
Statement Line Items [Line Items]
Purchase commitments					55,000	55,000
Vale International S.A. [member]
Statement Line Items [Line Items]
Purchase commitments					$ 136,900	$ 136,900
Percent of annual iron ore needs supplied					70.00%	70.00%	70.00%
Maximum number of tons of pellets supplied annually | t					770	770	770
Canadian National Railway [member]
Statement Line Items [Line Items]
Purchase commitments					$ 22,800	$ 22,800
Air Liquide Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Purchase commitments					20,800	20,800
Long term contracts with several customers and parent companies guarantees [member]
Statement Line Items [Line Items]
Performance Guarantees					$ 2,100,000	$ 2,100,000
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, percentage				80.00%
Tag-along tender offer to non-controlling interests | R$ / shares				R$ 28.80
Tag-along tender offer to non-controlling interests, shares | shares				182,609,851
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, contingent liability				17.90%
TENARIS GLOBAL SERVICES S.A. and subsidiaries [member] | Petroamazonas [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities													$ 22,500
TENARIS BAY CITY, INC. [member] | Contractor [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Total excess cost of project		$ 48,000	$ 90,000
SIDERCA S.A.I.C. and subsidiaries [member] | Argentine state-owned company [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities												$ 25,400
Segeta [member] | Mexican tax authorities [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities										$ 78,000	$ 1,540
Tamsa [member] | Mexican tax authorities [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities										$ 190,000	$ 3,749
Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					11.46%
Ternium s.a. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate					48.00%